Related party transactions - Balance with related party (Details) - Aladdin Fintech Company Limited $ in Thousands	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Accounts receivable from related party	$ 350
Percentage of related party receivables	0.50%